Changes in the Scope of Consolidation Due to Acquisitions and Divestments - Summary of Final Purchase Price Allocation (Detail) - European Vaccines business previously included in the Sanofi Pasteur MSD joint venture [Member] - EUR (€)
€ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [Line Items]
Other intangible assets	€ 465	€ 465
Inventories	17
Other current assets	2
Other non-current liabilities	(5)
Net deferred tax position	(10)
Net assets of the European Vaccines business at the acquisition date	469
Goodwill	21
Purchase price	€ 490